Basic and diluted net loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted loss Per Share

(a)	Basic and diluted net loss per share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of the losses per share for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the years ended December 31,
	2017	2018	2019
Numerator:
Net loss	(242,760)	(488,066)	(574,781)
Accretion on Series A convertible redeemable preferred shares redemption value	(3,105)	(1,978)	—
Accretion on Series B convertible redeemable preferred shares redemption value	(12,565)	(10,140)	—
Accretion on Series C convertible redeemable preferred shares redemption value	(11,147)	(15,899)	—

Net loss attributable to ordinary shareholders-Basic and diluted	(269,577)	(516,083)	(574,781)

Denominator:
Denominator for basic and diluted loss per share Weighted-average ordinary shares outstanding (Note)
Basic and diluted	19,834,535	26,921,735	49,364,429
Basic and diluted loss per share	(13.59)	(19.17)	(11.64)

Note: Considering that the holder of Preferred Shares has no contractual obligation to participate in the Company’s losses, any losses from the Group should not be allocated to the Preferred Shares.

Schedule of Antidilutive Securities Excluded from Computation of Diluted Net Loss Per Share
The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	For the year ended December 31,
	2017	2018	2019
Preferred shares — weighted average	19,967,318	16,729,811	—
Share options — weighted average	1,678,007	2,263,775	1,051,152